Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Shares Activities

The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2017 and 2018 is presented below after share split:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$
Outstanding at December 31, 2015	66,860,000	0.0201	3.66	6,766

Granted	49,170,000	0.1260	—	—
Forfeited	(3,460,000)	0.0464	—	—

Outstanding at December 31, 2016	112,570,000	0.0650	3.37	22,688

Granted	26,610,000	0.3020	—	—
Forfeited	(7,538,200)	0.0967	—	—

Outstanding at December 31, 2017	131,641,800	0.1108	2.69	172,618

Granted	12,039,050	0.8942	—	—
Forfeited	(3,722,285)	0.1930	—	—
Expired	(300,000)	0.0040	—	—
Exercised	(44,005,360)	0.0543	—	—

Outstanding at December 31, 2018	95,653,205	0.2214	2.17	47,689

Vested and expected to vest at December 31, 2018	94,736,802	0.2213	2.17	47,245
Exercisable as of December 31, 2018	42,887,580	0.0919	1.49	26,938

Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption

The fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

	Options Granted in 2016	Options Granted in 2017	Options Granted in 2018
	RMB	RMB	RMB
Risk-free interest rate	1.27%~1.35%	1.97%~2.04%	2.52%-2.75%
Expected life (in years)	5	5	5
Expected dividend yield	0%	0%	0%
Expected volatility	43.3%~44.0%	39.0%~41.9%	37.74%-38.74%
Exercise multiple	2.8	2.8	2.2-2.8

Summary of Restricted Stock Units Activities Under All Incentive Plans

The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

	Number of RSUs	Weighted- average grant date fair value
		US$
Restricted shares	—	—
Unvested at December 31, 2017	—	—
Granted	7,822,280	1.4375
Vested	—	—
Forfeited	(270,800)	1.3233

Unvested at December 31, 2018	7,551,480	1.4416